PRINCIPAL TRANSACTIONS	12 Months Ended
Dec. 31, 2012
PRINCIPAL TRANSACTIONS
PRINCIPAL TRANSACTIONS

7. PRINCIPAL TRANSACTIONS

Principal transactions revenue consists of realized and unrealized gains and losses from trading activities. Trading activities include revenues from fixed income, equities, credit and commodities products, and foreign exchange transactions. Not included in the table below is the impact of net interest revenue related to trading activities, which is an integral part of trading activities’ profitability. See Note 5 to the Consolidated Financial Statements for information about net interest revenue related to trading activity. Principal transactions include CVA and DVA.
     The following table presents principal transactions revenue for the years ended December 31:

In millions of dollars	2012	2011	2010
Global Consumer Banking	$812	$716	$533
Institutional Clients Group	4,130	4,873	5,566
Corporate/Other	(192)	45	(406)
Subtotal Citicorp	$4,750	$5,634	$5,693
Local Consumer Lending	$(69)	$(102)	$(217)
Brokerage and Asset Management	5	(11)	(37)
Special Asset Pool	95	1,713	2,078
Subtotal Citi Holdings	$31	$1,600	$1,824
Total Citigroup	$4,781	$7,234	$7,517

Interest rate contracts (1)	$2,301	$5,136	$3,231
Foreign exchange contracts (2)	2,403	2,309	1,852
Equity contracts (3)	158	3	995
Commodity and other contracts (4)	92	76	126
Credit derivatives (5)	(173)	(290)	1,313
Total	$4,781	$7,234	$7,517

(1)	Includes revenues from government securities and corporate debt, municipal securities, preferred stock, mortgage securities and other debt instruments. Also includes spot and forward trading of currencies and exchange-traded and over-the-counter (OTC) currency options, options on fixed income securities, interest rate swaps, currency swaps, swap options, caps and floors, financial futures, OTC options and forward contracts on fixed income securities.
(2)	Includes revenues from foreign exchange spot, forward, option and swap contracts, as well as FX translation gains and losses.
(3)	Includes revenues from common, preferred and convertible preferred stock, convertible corporate debt, equity-linked notes and exchange-traded and OTC equity options and warrants.
(4)	Primarily includes revenues from crude oil, refined oil products, natural gas and other commodities trades.
(5)	Includes revenues from structured credit products.